Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Taxes payable	$ 8.1	$ 13.3
Employee withheld taxes, social security and vacation payment	9.6	7.7
VAT payable	9.8	0
Other current liabilities	0	6.6
Total other current liabilities	$ 27.5	$ 27.6